License and Supply Agreement	12 Months Ended
Dec. 31, 2018
Disclosure of performance obligations [abstract]
License and Supply Agreement

NOTE 8-LICENSE AND SUPPLY AGREEMENT

In November 2017, the Company signed an exclusive license agreement with NanoCarrier Co., Ltd. for the development, commercialization, and supply of VB-111 in Japan. VBL retains rights to VB-111 in the rest of the world (“The License Agreement”). Under terms of the agreement, VBL has granted NanoCarrier an exclusive license to develop and commercialize VB-111 in Japan for all indications. VBL will supply NanoCarrier with VB-111, and NanoCarrier will be responsible for all regulatory and other clinical activities necessary for commercialization in Japan. In exchange, the Company received an up-front nonrefundable payment of $15.0 million, and is entitled to receive greater than $100.0 million additional payments only if certain development or commercial milestones are achieved. VBL will also receive tiered royalties on net sales. In addition, in case NanoCarrier will enter into a sublicense agreement, the Company will be entitled to receive royalties from sublicense income received by NanoCarrier.

In December 2017, the Company met the first milestone relating to the commencement of the Ovarian Phase 3 trial; and therefore, it recognized $2.0 million in trade receivables, which was received in January 2018.

As of December 2017, and in accordance with IFRS 15, the Company concluded that it has satisfied the performance obligation for the grant of the license and use of its IP and recognized revenue in the amount of $11.9 million. In addition, upon the commencement of the Ovarian Phase 3 trial milestone, the Company recognized additional variable revenue in the amount of $2.0 million.

The performance obligation relating to the Company’s participation and consulting assistance services during the development period is recognized over the service period. During 2018 the Company recognized revenue in an amount of $0.6 million related to the Company’s participation and consulting assistance services. Out of the consideration received, as of December 31, 2018 the Company has deferred revenue in the amount of $2.6 million ($0.3 million is classified within current liabilities, and $2.3 million within non-current liabilities, which will be recognized until 2021).

All revenue recognized in 2017 was related to the license and use of the Company’s IP. All revenues recognized in 2018 were related to the Company’s participation and consulting assistance services.